Cover	Sep. 07, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 07, 2021
Entity Registrant Name	CHEWY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38936
Entity Tax Identification Number	90-1020167
Entity Address, Address Line One	1855 Griffin Road, Suite B-428
Entity Address, City or Town	Dania Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33004
City Area Code	786
Local Phone Number	320-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	CHWY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001766502